Note 15 - Income Tax (Tables)	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of reconciliation of provision for income taxes [text block]
	For the year ended
	November 30, 2021 ($)	November 30, 2020 ($)
Net income (loss) for the year	109,195,551	(11,087,643)
Canadian statutory income tax rate	27.00%	26.99%
Expected tax expense (recovery)	29,482,799	(2,992,744)
Non-deductible permanent differences	1,985,943	1,584,821
Non-taxable gains on remeasurement of GRC	(16,297,498)	-
Income tax rate differences	2,636	8,541
Change in unrecognized deferred income tax assets	(6,729,078)	1,374,091
Other	566,565	25,291
Tax expense for the year	9,011,367	-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	As at November 30, 2021 ($)	As at November 30, 2020 ($)
Non-capital loss carry-forward	1,397,187	26,294,813
Mineral properties	744,099	1,103,502
Fixed assets	2,155	254,545
Others	-	4,277
Unrecognized deferred tax assets	2,143,441	27,657,137

Disclosure of deferred taxes [text block]
	As at November 30, 2021 ($)	As at November 30, 2020 ($)
Deferred tax assets (liabilities)
Investment in GRC	(17,547,236)	-
Non-capital losses carry-forward	7,498,696	-
Others	180,681	-
Net deferred tax liability	(9,867,859)	-